Summary of Significant Accounting Policies - Net Revenue Disaggregated by Sales Channel and Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 40,603	$ 24,672	$ 88,817	$ 53,576	$ 73,279	$ 36,459	$ 6,200
Direct
Disaggregation Of Revenue [Line Items]
Total net revenue	40,026	24,420	86,398	49,662	69,055	35,968
Wholesale
Disaggregation Of Revenue [Line Items]
Total net revenue	259	136	1,171	3,730	3,728	491
Managed SaaS
Disaggregation Of Revenue [Line Items]
Total net revenue	318	116	1,248	184	496
North America
Disaggregation Of Revenue [Line Items]
Total net revenue	40,584	24,595	88,731	53,350	73,046	35,847
North America | Direct
Disaggregation Of Revenue [Line Items]
Total net revenue	40,007	24,343	86,312	49,498	68,884	35,356
North America | Wholesale
Disaggregation Of Revenue [Line Items]
Total net revenue	259	136	1,171	3,668	3,666	491
North America | Managed SaaS
Disaggregation Of Revenue [Line Items]
Total net revenue	318	116	1,248	184	496
Other
Disaggregation Of Revenue [Line Items]
Total net revenue	19	77	86	226	233	612
Other | Direct
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 19	$ 77	$ 86	164	171	$ 612
Other | Wholesale
Disaggregation Of Revenue [Line Items]
Total net revenue				$ 62	$ 62